Other Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 103.7	€ 105.5	€ 63.5
Impairment of Intangible Assets (Excluding Goodwill)	0.0	0.1	0.0
Other intangible assets not yet available for use	37.0	6.0
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	97.2	99.7	59.5
Research and Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	1.3	2.1	2.5
Selling, General and Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 5.2	€ 3.7	€ 1.5